Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories

8. Inventories

	December 31,	December 31,
	2021	2020
Raw materials	$—	$9,138
Finished goods	—	239
	$—	$9,377

Inventories sold in the amount of $376, $1,102 and $12,441 were recognized in cost of sales and other production expenses from discontinued operations during the years ended December 31, 2021, 2020 and 2019, respectively. Inventory write-downs affecting the results from discontinued operations were $nil, $nil and $642 during the years ended December 31, 2021, 2020 and 2019, respectively.